DEFERRED TAX ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
DEFERRED TAX ASSETS
Schedule of principal components of the deferred income tax assets and liabilities

		Fair value change of	Unrealized gain on	Depreciation of
	Tax losses	financial instruments	inter-group sales	solar parks	Total
	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
At January 1, 2017	864	917	10,456	(2,986)	9,251
Deferred tax assets	864	917	10,456	(2,656)	9,581
Deferred tax liabilities	—	—	—	330	330
Credit (charge) to profit or loss	286	11,325	(1,843)	1,668	11,436
Exchange differences	1	41	(7)	(6)	29
At December 31, 2017	1,151	12,283	8,606	(1,324)	20,716
Deferred tax assets	1,151	12,283	8,606	1,460	23,500
Deferred tax liabilities	—	—	—	2,784	2,784
Credit (charge) to profit or loss	(377)	5,226	1,772	1,393	8,014
Reclassified to held-for-sale	—	—	—	186	186
Exchange differences	28	213	216	(150)	307
At December 31, 2018	802	17,722	10,594	105	29,223
Deferred tax assets	802	17,722	10,594	3,264	32,382
Deferred tax liabilities	—	—	—	3,159	3,159

Schedule unrecognized deferred tax assets expire unutilized

2018.12.31	In millions
2019	0.31
2020	0.08
2021	0.22
2022	2.97
2023	2.42
Thereafter	11.70